Notes Payable - Related Party, Disclosure (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Promissory Grid Note
Debt discount attributed to note	$ 28,349
Note repaid	55,000
Interest repaid	1,994	17,336
Director of the Company
Debt discount attributed to note	110
Note payable recorded	$ 100,000